                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: September 30, 1999

Check here if Amendment (    ); Amendment Number:
This Amendment (Check only one.):
(    ) is a restatement.
(    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    AGC Life Insurance Company
Address: American General Center
         Nashville, TN 37250

13F File Number: 28-1213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Richard W. Scott
Title: Vice President and Chief Investment Officer
Phone: 713-522-1111

Signature, Place, and Date of Signing:

/S/ RICHARD W. SCOTT          Houston, Texas       November 10, 1999
--------------------          --------------       -----------------
Richard W. Scott              City, State          Date
Vice President
and Chief Investment Officer

Report Type (check only one.):
( ) 13F Holdings Report.
(X) 13F Notice.
( ) 13F Combination Report.


List of Other Managers Reporting for this Manager:
American General Corporation

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.